Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	$ 5,154	$ 3,782
Expenses of interest on capital	1,511	1,288
Proceeding related to income tax paid abroad	512	439
Goodwill amortization	796	801
Payments to Renova Foundation	703	559
Other	468	699
Total not recoeded on statement of financial position	9,144	7,568
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	183	155
Total recorded on statement of financial position	183	155
Assessed [Member]
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	2,144	1,190
Expenses of interest on capital	1,511	1,288
Proceeding related to income tax paid abroad	512	439
Goodwill amortization	606	578
Payments to Renova Foundation	167	29
Other	468	699
Total not recoeded on statement of financial position	5,408	4,223
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	183	155
Total recorded on statement of financial position	183	155
Not In Dispute [Member]
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	3,010	2,592
Expenses of interest on capital
Proceeding related to income tax paid abroad
Goodwill amortization	190	223
Payments to Renova Foundation	536	530
Other
Total not recoeded on statement of financial position	3,736	3,345
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil
Total recorded on statement of financial position